As filed with the U.S. Securities and Exchange Commission on July 11, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

April 30, 2022

McElhenny Sheffield Managed Risk ETF

Ticker: MSMR

McElhenny Sheffield Managed Risk ETF

McElhenny Sheffield Managed Risk ETF

SHAREHOLDER LETTER
(Unaudited)

Dear MSMR Shareholders,

Thank you for your investment in the McElhenny Sheffield Managed Risk ETF, referred to herein as “MSMR” or the “Fund”. The information presented in this letter relates to MSMR’s performance period from the Fund’s inception date on November 16, 2021 through April 30, 2022 (the “current fiscal period”).

The Fund is an actively managed exchange-traded fund (“ETF”) that employs proprietary trend and momentum-based strategies developed by McElhenny Sheffield Capital Management, LLC, the Fund’s investment sub-adviser. The Fund invests in shares of other ETFs using a rules-based process that reflects a blend of our Trend Plus and Sector Rotation strategies. Trend Plus is a trend following strategy that seeks to participate in uptrends in the U.S. equity markets while avoiding negative or non-trending markets. Sector Rotation is a momentum-based strategy that seeks to participate in the highest-momentum segments of the market, while avoiding areas of the market demonstrating weak momentum. We generally allocate approximately 50% of the Fund’s assets to each of the strategies, although such allocations may vary over time in response to market movements.

For the current fiscal period, MSMR was down 9.76% at market and 9.81% at net asset value (“NAV”). Over the same period, the S&P 500® Index was down 11.56% and the Morningstar® Moderate Target Risk Index was down 10.86%.

The ability of MSMR to be fully tactical and move from having 100% equity exposure at the beginning of January 2022 to having 0% equity exposure by the end of February 2022, based on our model signals, was the biggest contributor to our better-than-benchmark performance since inception. When U.S. equity markets turned down, the Trend Plus and Sector Rotation strategies exited their equity holdings at pre-defined stop levels, allowing the Fund to protect capital and prevent further losses.

We are excited to give investors access to the McElhenny Sheffield Managed Risk ETF to take advantage of the current investing environment. We expect that traditional allocations to stocks and bonds (i.e., strategic asset allocations or “buy and hold” strategies) will deliver sub-optimal returns for investors in the near future and may fall woefully short of attaining the average returns experienced by those approaches over the last thirteen years. This is due to both stocks and bonds being valued at or near all-time highs, economic growth potentially slowing while interest rates are rising to combat 40-year high inflation, and the improbability that the recent higher-than-normal returns achieved by those approaches can continue indefinitely without a major market event disrupting that performance. Our tactical approach can take advantage of market events by moving fully defensive when it appears equity markets may exhibit weakness and then re-engaging into equity positions when there is quantitative evidence of a market recovery or the beginning of a new uptrend.

McElhenny Sheffield Managed Risk ETF

SHAREHOLDER LETTER
(Unaudited) (Continued)

We believe our ability to participate in market upside while staying focused on risk management and reducing drawdowns should lead to long term outperformance and high risk-adjusted returns.

We appreciate your interest in MSMR. If we can elaborate on the underlying strategies, please don’t hesitate to ask as we would love an opportunity to discuss. Thanks again for your interest.

Sincerely,

Bruce Fraser, Founder and Managing Member, and
Grant Morris, Partner and Portfolio Manager
McElhenny Sheffield Capital Management, Sub-adviser to the Fund

Past performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than diversified funds. Therefore, the Fund is more exposed to individual stock or ETF volatility than diversified funds. The Fund could experience a loss if it is unable to purchase or liquidate a position because of an illiquid secondary market. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active changes at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the schedule of investments in this report for complete holdings information.

Definitions:

S&P 500® Total Return Index – a market capitalization weighted index of the 500 largest U.S. publicly traded companies by market value. The total return index is a type of equity index that tracks both the capital gains of a group of stocks over time, and assumes that any cash distributions, such as dividends, are reinvested back into the index.

Morningstar® Moderate Target Risk Index – is designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds, and inflation-hedged instruments. The Morningstar® Moderate Target Risk Index seeks approximately 60% exposure to global equity markets.

Aptus Capital Advisors is the adviser to the McElhenny Sheffield Managed Risk ETF, which is distributed by Quasar Distributors, LLC.

McElhenny Sheffield Capital Management is the sub-adviser to the McElhenny Sheffield Managed Risk ETF.

McElhenny Sheffield Managed Risk ETF

Portfolio Allocation
As of April 30, 2022 (Unaudited)

Sector	Percentage of Net Assets
U.S. Treasury Bond	50.5%
Precious Metals	28.7
Currency	15.6
Other Assets in Excess of Liabilities	4.4
Ultra Short-Term Bond Fund	0.8
Total	100.0%

McElhenny Sheffield Managed Risk ETF

Schedule of Investments
April 30, 2022 (Unaudited)

Shares	Security Description	Value
	EXCHANGE TRADED FUNDS — 95.6% (a)
	Currency — 15.6%
159,031	WisdomTree Bloomberg U.S. Dollar Bullish Fund (b)	$4,378,123

	Precious Metals — 28.7%
140,000	iShares Gold Strategy ETF (b)(c)	8,080,520

	Ultra Short-Term Bond — 0.8%
4,401	BlackRock Ultra Short-Term Bond ETF	220,446

	U.S. Treasury Bond — 50.5%
100,000	iShares 0-3 Month Treasury Bond ETF (c)	10,006,000
71,187	Vanguard Short-Term Treasury ETF	4,196,474
		14,202,474
	TOTAL EXCHANGE TRADED FUNDS (Cost $26,853,650)	26,881,563
	Total Investments (Cost $26,853,650) — 95.6%	26,881,563
	Other Assets in Excess of Liabilities — 4.4%	1,246,347
	NET ASSETS — 100.0%	$28,127,910

Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by the Fund Adviser.
(a)

The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 7 in Notes to Financial Statements.

(b) Non-income producing security.
(c)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

McElhenny Sheffield Managed Risk ETF

Statement of Assets and Liabilities
April 30, 2022 (Unaudited)

ASSETS
Investments in securities, at value*	$26,881,563
Cash	13,532,544
Receivable for securities sold	5,290,079
Receivable for capital shares sold	1,126,540
Total assets	46,830,726

LIABILITIES
Payable for securities purchased	18,684,732
Management fees payable	18,084
Total liabilities	18,702,816

NET ASSETS	$28,127,910

Net Assets Consist of:
Paid-in capital	$30,445,425
Total distributable earnings (accumulated deficit)	(2,317,515)
Net assets	$28,127,910

Net Assets Value:
Net assets	$28,127,910
Shares outstanding ^	1,250,000
Net asset value, offering and redemption price per share	$22.50

* Identified cost:
Investments in securities	$26,853,650

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

McElhenny Sheffield Managed Risk ETF

Statement of Operations
For the Period Ended April 30, 2022 (Unaudited)(1)

INCOME
Dividends	$64,336
Total investment income	64,336

EXPENSES
Management fees	85,986
Total expenses	85,986
Net investment income (loss)	(21,650)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(2,307,329)
Change in unrealized appreciation (depreciation) on investments	27,913
Net realized and unrealized gain (loss) on investments	(2,279,416)
Net increase (decrease) in net assets resulting from operations	$(2,301,066)

(1)	The Fund commenced operations on November 16, 2021. The information presented is from November 16, 2021 to April 30, 2022.

The accompanying notes are an integral part of these financial statements.

McElhenny Sheffield Managed Risk ETF

Statement of Changes in Net Assets

Period Ended April 30, 2022 (Unaudited)(1)
OPERATIONS
Net investment income (loss)	$(21,650)
Net realized gain (loss) on investments	(2,307,329)
Change in unrealized appreciation (depreciation) on investments	27,913
Net increase (decrease) in net assets resulting from operations	(2,301,066)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(16,449)
Total distributions to shareholders	(16,449)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	31,569,805
Payments for shares redeemed	(1,124,380)
Net increase (decrease) in net assets derived from capital share transactions (a)	30,445,425
Net increase (decrease) in net assets	$28,127,910

NET ASSETS
Beginning of period	$—
End of period	$28,127,910

(a)	A summary of capital share transactions is as follows:

Shares
Shares sold	1,300,000
Shares redeemed	(50,000)
Net increase (decrease)	1,250,000

(1)	The Fund commenced operations on November 16, 2021. The information presented is from November 16, 2021 to April 30, 2022.

The accompanying notes are an integral part of these financial statements.

McElhenny Sheffield Managed Risk ETF

Financial Highlights
For a capital share outstanding throughout the period

	Period Ended April 30, 2022 (Unaudited)(1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.02)
Net realized and unrealized gain (loss) on investments (3)	(2.46)
Total from investment operations	(2.48)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.02)
Total distributions to shareholders	(0.02)

Net asset value, end of period	$22.50

Total return	-9.81	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$28,128

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.84	%(5)
Net investment income (loss) to average net assets	-0.21	%(5)
Portfolio turnover rate (6)	376	%(4)

(1)	Commencement of operations on November 16, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

McElhenny Sheffield Managed Risk ETF

Notes to Financial Statements
April 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

McElhenny Sheffield Managed Risk ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek capital appreciation while managing downside risk. The Fund commenced operations on November 16, 2021.

The end of the reporting period for the Fund is April 30, 2022, and the period covered by these Notes to Financial Statements is from November 16, 2021 through April 30, 2022 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

McElhenny Sheffield Managed Risk ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	– Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2

– Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

– Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

McElhenny Sheffield Managed Risk ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$14,202,474	$—	$—	$14,202,474
Total Investments in Securities	$14,202,474	$—	$—	$14,202,474

^	See Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair

McElhenny Sheffield Managed Risk ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

value of security received. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Aptus Capital Advisors, LLC (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund,

McElhenny Sheffield Managed Risk ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with McElhenny Sheffield Capital Management, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.84% at an annual rate based on the Fund’s average daily net assets. The Adviser is paid monthly, and the Adviser is responsible for paying the Sub-Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $88,340,250 and $88,442,897, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $30,383,864 and $1,120,239, respectively.

NOTE 5 – INCOME TAX INFORMATION

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including distributable earnings

McElhenny Sheffield Managed Risk ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

(accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period. Since the Fund did not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

The tax character of distributions paid by the Fund during the current fiscal period is estimated to be $16,449 of ordinary income.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on The Nasdaq Stock Market, LLC. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

McElhenny Sheffield Managed Risk ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

NOTE 7 – RISKS

Concentration Risk. To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Covid-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

Investment Company Risk. The risks of the Fund investing in investment companies typically reflect the risks of the types of instruments in which the investment company invests. When the Fund invests in investment company securities, shareholders of the Fund bear indirectly their proportionate share of their fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an investment company will cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the investment company) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the investment company. Additionally, there may not be an active trading market available for shares of some ETFs. Shares of an ETF may also trade in the market at a premium or discount to their NAV.

McElhenny Sheffield Managed Risk ETF

Expense Example
For the Period Ended April 30, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

McElhenny Sheffield Managed Risk ETF

Expense Example
For the Period Ended April 30, 2022 (Unaudited) (Continued)

	Beginning Account Value November 16, 2021(1)	Ending Account Value April 30, 2022	Expenses Paid During the Period
Actual	$ 1,000.00	$ 901.90	$3.61(2)
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,020.63	$4.21(3)

(1)	Fund commencement.
(2)

The dollar amount shown as expenses paid during the period are equal to the annualized expense ratio, 0.84%, multiplied by the average account value during the period, multiplied by 165/365, to reflect the period.

(3)

The dollar amount shown as expenses paid during the period are equal to the annualized expense ratio, 0.84%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

McElhenny Sheffield Managed Risk ETF

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

McElhenny Sheffield Managed Risk ETF

Approval of Advisory Agreements and Board Consideration
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 21-22, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Aptus Capital Advisors LLC (the “Adviser”) and the Trust, on behalf of McElhenny Sheffield Managed Risk ETF (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) (together, the “Agreements”) among the Adviser, the Trust, on behalf of the Fund, and McElhenny Sheffield Capital Management, LLC (the “Sub-Adviser”), each for an initial two-year term.

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and the Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and the Sub-Adviser; (ii) the cost of the services to be provided and the profits expected to be realized by the Adviser, Sub-Adviser, or their affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which any economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) any other financial benefits to the Adviser and Sub-Adviser resulting from services rendered to the Fund.

The Board also considered that the Adviser and Sub-Adviser, along with other service providers of the Funds, presented written information to help the Board evaluate the Adviser’s and Sub-Adviser’s fees and other aspects of the Agreements. Additionally, representatives from the Adviser and Sub-Adviser provided an oral overview of the Fund’s strategy, the services to be provided to the Fund by the Adviser and Sub-Adviser, and additional information about the Adviser’s and Sub-Adviser’s personnel and operations. The Board then discussed the written materials and oral presentations that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreements in light of this information.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer regarding his review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser

McElhenny Sheffield Managed Risk ETF

Approval of Advisory Agreements and Board Consideration
(Unaudited) (Continued)

to other series of the Trust. The Board noted that it had previously received a copy of the Adviser’s registration form, as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about the Fund, and the services to be provided by the Adviser.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions, Sub-Adviser oversight, monitoring compliance with various Fund policies and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement.

Cost of Services to be Provided and Economies of Scale. The Board then reviewed the Fund’s proposed expense ratio, the full amount of which was anticipated to be the “unified fee” described below, and compared the Fund’s expense ratio to its Category Peer Group and Selected Peer Group (each defined below). The Board noted that the expense ratio for the Fund was higher than the median of the universe of U.S. Large Blend ETFs as reported by Morningstar (the “Category Peer Group”). The Board also considered the acquired fund fees and expenses (“AFFE”) estimated to be incurred by the Fund and noted that the Fund’s net expense ratio including AFFE was within the range of net expense ratios for the Fund’s competitors identified by the Adviser focused on sector rotation strategies that also operate as a fund-of-funds (the “Selected Peer Group”).

The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were

McElhenny Sheffield Managed Risk ETF

Approval of Advisory Agreements and Board Consideration
(Unaudited) (Continued)

not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.

The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board noted that, should the Adviser realize economies of scale in the future, the amount and structure of the Fund’s unitary fee might result in a sharing of those economies with Fund shareholders in the initial period of such Fund’s operations. The Board noted its intention to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to the Fund. The Board noted the responsibilities that the Sub-Adviser would have as Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities law, regulations, and investment restrictions; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program and the Sub-Adviser’s experience providing investment management services to separately managed accounts. The Trustees further noted that they had received and reviewed the Materials with regard to the Sub-Adviser. The Board also considered the Sub-Adviser’s resources and capacity with respect to

McElhenny Sheffield Managed Risk ETF

Approval of Advisory Agreements and Board Consideration
(Unaudited) (Continued)

portfolio management, compliance, and operations. The Board further considered the oral information provided by the Sub-Adviser with respect to the impact of the COVID-19 pandemic on the Sub-Adviser’s operations.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Sub-Advisory Agreement.

Costs of Services to be Provided and Economies of Scale. The Board reviewed the advisory fee to be paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser receives from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with separately managed accounts managed by the Sub-Adviser. The Board further noted that the sub-advisory fee rate paid by the Adviser to the Sub-Adviser decreased over time and that the Adviser would benefit from the reduction. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to the Fund.

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board determined that it would monitor fees as the Fund’s assets grow to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

McElhenny Sheffield Managed Risk ETF

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Fund’s website at www.mscmfunds.com/msmr-etf. The Fund’s portfolio holdings are posted on its website at www.mscmfunds.com/msmr-etf daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.mscmfunds.com/msmr-etf.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Fund’s Trustees
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.mscmfunds.com/msmr-etf.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available without charge, on the Fund’s website at www.mscmfunds.com/msmr-etf.

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Adviser

Aptus Capital Advisors, LLC

265 Young Street

Fairhope, Alabama 36532

Sub-Adviser

McElhenny Sheffield Capital Management, LLC

4701 West Lovers Lane

Dallas, Texas 75209

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

McElhenny Sheffield Managed Risk ETF

Symbol – MSMR

CUSIP – 26922B774

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)       Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/08/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/08/2022

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	7/08/2022

*	Print the name and title of each signing officer under his or her signature.